UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-02619

Exact name of registrant as specified in charter:	MoneyMart Assets, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Jonathan D. Shain Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-6469

Date of fiscal year end:	12/31/2004

Date of reporting period:	9/30/2004

Item 1.	Schedule of Investments [INSERT REPORT]

MoneyMart Assets, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited)

Principal Amount (000)	Description	Value
Certificates of Deposit - Domestic 1.7%
	First Tennessee Bank NA
$20,000	1.82%, 11/22/04	$20,000,000

Certificates of Deposit - Eurodollar 7.7%
	HBOS Treasury Services PLC
90,000	1.67%, 11/19/04	90,000,000

Certificates of Deposit - Yankee 14.2%
	Credit Suisse First Boston
28,000	1.545%, 10/4/04	27,999,989
30,000	1.875%, 12/20/04	30,000,000
	HSH Nordbank AG NY
50,000	1.87%, 12/30/04	50,014,753
	Wells Fargo Bank NA
59,000	1.75%, 10/18/04	59,000,000

		167,014,742

Commercial Paper 30.7%
	Alianz Finance Corp.
5,054	Zero Coupon, 10/1/04	5,054,000
	Amsterdam Funding Corp.
4,524	Zero Coupon, 10/6/04	4,522,926
	Barton Capital Corp.
29,977	Zero Coupon, 10/4/04	29,972,728
	Cargill, Inc.
47,500	1.722%, 12/9/04	47,344,319
	Daimlerchrysler Revolving Auto
4,329	Zero Coupon, 10/29/04	4,322,939
33,050	Zero Coupon, 11/8/04	32,987,205
	Diageo Capital PLC
9,584	Zero Coupon, 10/29/04	9,570,582
	Falcon Asset Securitization Corp.
13,500	Zero Coupon, 10/8/04	13,495,511
41,101	Zero Coupon, 10/15/04	41,072,549
	Household Finance Corp.
50,000	Zero Coupon, 11/10/04	49,900,556
	Independence Funding LLC
13,000	Zero Coupon, 10/25/04	12,984,487
	John Hancock Financial
38,000	Zero Coupon, 10/27/04	37,954,991
	New Center Asset Trust
16,769	Zero Coupon, 11/12/04	16,734,763
	Preferred Receivables Funding Corp.
50,000	Zero Coupon, 10/7/04	49,985,750
	Sheffield Receivables Corp.
5,000	Zero Coupon, 10/7/04	4,998,575

		360,901,881

MoneyMart Assets, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

Principal Amount (000)	Description	Value
Municipal Bonds 2.7%
	Los Angeles Dept. Wtr. & Pwr. Wtr. Wks. Rev., Var. Taxable Sys., Ser. B2
10,000	1.84%, 10/6/04(b)	10,000,000
	New York City Transitional Fin. Auth. Rev., Future Tax Sec’d., Subser. B3
21,800	1.70%, 10/6/04(b)	21,798,910

		31,798,910
Other Corporate Obligations 31.6%
	American Express Credit Corp.
45,000	1.746%, 10/5/04(d)	45,000,000
	Goldman Sachs Group, Inc.
40,000	2.03%, 12/15/04(d)	40,000,000
	Irish Life Payment PLC
50,000	1.82%, 10/21/04(d)	49,990,897
	Merrill Lynch & Co., Inc.
50,000	1.90%, 10/12/04(d)	50,000,000
	Metropolitan Life Insurance Co.
53,000	1.71%, 10/4/04(b)(c)
	(cost of $53,000,000, date purchased 9/26/02)	53,000,000
20,000	1.92%, 11/1/04(d)	20,000,000
	Morgan Stanley Dean Witter Co.
43,000	1.88%, 10/15/04(d)	43,000,000
	Pacific Life Insurance
38,000	2.00%, 10/15/04(c)(d)
	(cost of $38,000,000, date purchased 7/1/03)	38,000,000
	Westpac Banking Corp.
32,000	1.85%, 12/13/04(d)	32,000,000

		370,990,897
U.S. Government Agency Obligation 12.7%
	Federal National Mortgage Assoc.
150,000	1.877%, 12/8/04	149,470,167
Repurchase Agreement 0.7%
8,153	Joint Repurchase Agreement Account, 1.872%, dated 9/30/04 due 10/1/04 in the amount of $8,153,424 (cost $8,153,000)(e)	8,153,000

	Total Investments 102.0%
	(amortized cost $1,198,329,597(a))	1,198,329,597
	Liabilities in excess of other assets (2.0%)	(23,145,008)

	Net Assets 100%	$1,175,184,589

MoneyMart Assets, Inc.

Schedule of Investments as of September 30, 2004 (Unaudited) Cont’d.

(a)	The cost of securities for federal income tax purposes is substantially the same as for financial reporting expenses.

(b)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.

(c)	Private placement restricted as to resale and does not have a readily available market; the aggregate cost and value of such securities is $91,000,000 and is approximately 7.7% of net assets.

(d)	Floating Rate Security. The interest rate shown reflects the rate in effect at September 30, 2004.

(e)	The Fund, along with other affiliated registered investment companies, transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. As of September 30, 2004, the Fund had a 5.18% undivided interest in the joint account. The undivided interest for the Fund represents $8,153,000 in principal amount. As of such date, each repurchase agreement in the joint account and the collateral therefore were as follows:

Barclays Capital, Inc., 1.85% in the principal amount of $31,374,000, repurchase price $31,375,612, dated 9/30/04 due 10/1/04. The value of the collateral including accrued interest was $32,001,607.

Banc of America Securities LLC, 1.89% in the principal amount of $31,500,000, repurchase price $31,501,654, dated 9/30/04 due 10/1/04. The value of the collateral including accrued interest was $32,130,001.

Greenwich Capital Market, 1.90%, in the principal amount of $31,500,000, repurchase price $31,501,663, dated 9/30/04 due 10/1/04. The value of the collateral including accrued interest was $32,132,065.

UBS Warburg LLC, 1.87%, in the principal amount of $31,500,000, repurchase price $31,501,636, dated 9/30/04 due 10/1/04. The value of the collateral including accrued interest was $32,132,424.

JP Morgan Chase Securities, Inc., 1.85%, in the principal amount of $31,374,000, repurchase price $31,375,612, dated 9/30/04 due 10/1/04. The value of the collateral including interest was $32,003,930.

Notes to Schedule of Investments (Unaudited)

Securities Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Other Information regarding the Fund is available in the Fund’s most recent Report to Shareholders. The Information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MoneyMart Assets, Inc.

By (Signature and Title)*	/s/ JONATHAN D. SHAIN
Jonathan D. Shain Secretary of the Fund

Date November 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice President and Principal Executive Officer

Date November 23, 2004

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres Treasurer and Principal Financial Officer

Date November 23, 2004

*	Print the name and title of each signing officer under his or her signature.